VANECK DURABLE HIGH DIVIDEND ETF
SCHEDULE OF INVESTMENTS
June 30, 2024 (unaudited)
1
Number
of Shares Value
COMMON STOCKS: 99.4%
Capital Goods : 4.8%
General Dynamics Corp. 1,415 $ 410,548
Honeywell International, Inc. 4,249 907,332
L3Harris Technologies, Inc. 1,159 260,288
Lockheed Martin Corp. 1,863 870,207
MSC Industrial Direct Co., Inc. 464 36,800
2,485,175
Commercial & Professional Services : 1.9%
Automatic Data Processing,
Inc. 2,662 635,393
Paychex, Inc. 2,924 346,669
982,062
Consumer Durables & Apparel : 0.3%
Garmin Ltd. 986 160,639
Underline
Consumer Services : 4.2%
McDonald's Corp. 4,817 1,227,564
Starbucks Corp. 8,366 651,293
Wendy's Co. 2,760 46,810
Wyndham Hotels & Resorts,
Inc. 472 34,928
Yum! Brands, Inc. 1,534 203,194
2,163,789
Consumer Staples Distribution & Retail : 0.5%
Sysco Corp. 3,842 274,281
Underline
Diversified Financials : 1.4%
Blackstone, Inc. 5,986 741,067
Underline
Energy : 17.7%
Chevron Corp. 16,936 2,649,129
ConocoPhillips 7,944 908,635
Devon Energy Corp. 12,375 586,575
EOG Resources, Inc. 5,191 653,391
Exxon Mobil Corp. 24,162 2,781,529
Kinder Morgan, Inc. 38,224 759,511
The Williams Companies, Inc. 18,251 775,668
9,114,438
Financial Services : 5.0%
BlackRock, Inc. 1,062 836,134
CME Group, Inc. 4,293 844,004
Federated Hermes, Inc. 816 26,830
Franklin Resources, Inc. 3,811 85,176
Janus Henderson Group Plc 1,970 66,408
T Rowe Price Group, Inc. 2,841 327,596
The Bank of New York Mellon
Corp. 6,800 407,252
2,593,400
Food, Beverage & Tobacco : 22.1%
Altria Group, Inc. 50,267 2,289,662
General Mills, Inc. 6,162 389,808
Hershey Co. 1,140 209,566
Hormel Foods Corp. 2,882 87,872
Ingredion, Inc. 510 58,497
J M Smucker Co. 1,136 123,870
Keurig Dr. Pepper, Inc. 8,384 280,026
Molson Coors Beverage Co. 1,428 72,585
Mondelez International, Inc. 9,453 618,604
PepsiCo, Inc. 13,087 2,158,439
Number
of Shares Value
Food, Beverage & Tobacco (continued)
Philip Morris International, Inc. 26,821 $ 2,717,772
The Coca-Cola Co. 37,209 2,368,353
11,375,054
Health Care Equipment & Services : 2.2%
Medtronic Plc 13,117 1,032,439
Quest Diagnostics, Inc. 768 105,124
1,137,563
Household & Personal Products : 1.9%
Clorox Co. 1,207 164,719
Kenvue, Inc. 16,297 296,280
Kimberly-Clark Corp. 3,916 541,191
1,002,190
Materials : 1.0%
CF Industries Holdings, Inc. 1,136 84,200
LyondellBasell Industries NV 3,924 375,370
Sonoco Products Co. 1,078 54,676
514,246
Pharmaceuticals, Biotechnology & Life
Sciences : 19.0%
AbbVie, Inc. 13,783 2,364,060
Amgen, Inc. 5,135 1,604,431
Bristol-Myers Squibb Co. 26,993 1,121,019
Johnson & Johnson 15,774 2,305,528
Merck & Co., Inc. 18,604 2,303,175
Royalty Pharma Plc 3,215 84,780
9,782,993
Semiconductors & Semiconductor
Equipment : 2.0%
Analog Devices, Inc. 2,726 622,237
Microchip Technology, Inc. 3,120 285,480
Skyworks Solutions, Inc. 1,251 133,331
1,041,048
Technology Hardware & Equipment : 4.3%
Cisco Systems, Inc. 39,597 1,881,253
Corning, Inc. 8,082 313,986
2,195,239
Telecommunication Services : 0.1%
Cogent Communications
Holdings, Inc. † 703 39,677
Underline
Utilities : 11.0%
Alliant Energy Corp. 2,935 149,391
Ameren Corp. 2,624 186,593
American Water Works Co., Inc. 1,405 181,470
Atmos Energy Corp. 1,220 142,313
CenterPoint Energy, Inc. 5,337 165,340
CMS Energy Corp. 2,932 174,542
Consolidated Edison, Inc. 3,844 343,730
Duke Energy Corp. 10,245 1,026,856
Entergy Corp. 2,768 296,176
Essential Utilities, Inc. 2,651 98,962
OGE Energy Corp. 3,016 107,671
PPL Corp. 8,081 223,440
Public Service Enterprise
Group, Inc. 5,358 394,885
Sempra 6,500 494,390
Southern Co. 13,112 1,017,098

VANECK DURABLE HIGH DIVIDEND ETF
SCHEDULE OF INVESTMENTS
(continued)
2
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
Utilities (continued)
WEC Energy Group, Inc. 3,782 $ 296,736
Xcel Energy, Inc. 7,272 388,397
5,687,990
Total Common Stocks
(Cost: $51,341,430) 51,290,851
Total Investments: 99.4%
(Cost: $51,341,430) 51,290,851
Other assets less liabilities: 0.6% 299,913
NET ASSETS: 100.0% $ 51,590,764
† Security fully or partially on loan. Total market value of securities on loan is $33,864.